QRAFT AI-Enhanced U.S. Large Cap Momentum ETF

SCHEDULE OF INVESTMENTS

July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.8%
	COMMUNICATION SERVICES — 0.0%
17	Match Group, Inc.*	$1,746
	CONSUMER DISCRETIONARY — 13.2%
459	Etsy, Inc.	54,336
218	Tesla, Inc.	311,906
287	Wayfair, Inc. - Class A	76,368
		442,610
	HEALTH CARE — 31.9%
871	ACADIA Pharmaceuticals, Inc.*	36,207
205	Amedisys, Inc.	48,003
339	Biogen, Inc.*	93,120
869	Cerner Corp.	60,352
92	Chemed Corp.	45,281
200	DexCom, Inc.*	87,108
1,276	Edwards Lifesciences Corp.*	100,051
832	Horizon Therapeutics Plc	50,910
1,193	Immunomedics, Inc.	50,380
249	Insulet Corp.*	50,637
213	Masimo Corp.*	46,886
71	Mettler-Toledo International, Inc.*	66,385
677	Novocure Ltd.*	51,310
227	Penumbra, Inc.*	50,374
200	Quidel Corp.	56,494
416	Seattle Genetics, Inc.*	69,168
406	Tandem Diabetes Care, Inc.	42,411
266	Teladoc Health, Inc.*	63,210
		1,068,287
	INDUSTRIALS — 1.6%
348	Generac Holdings, Inc.*	54,838
	INFORMATION TECHNOLOGY — 53.1%
2,141	Advanced Micro Devices, Inc.*	165,778
187	Appfolio, Inc. - Class A	26,034
264	Avalara, Inc.	35,495
536	Cadence Design Systems, Inc.*	58,558
290	Citrix Systems, Inc.	41,400
156	Coupa Software, Inc.*	47,806
327	DocuSign, Inc.*	70,903
844	Enphase Energy, Inc.*	50,944
88	Fair Isaac Corp.*	38,649
286	Five9, Inc.	34,554
343	Fortinet, Inc.*	47,437

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF

SUMMARY OF INVESTMENTS - Concluded

July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
202	Globant S.A.	$34,934
336	Inphi Corp.	43,902
369	KLA Corp.	73,737
289	Lam Research Corp.	108,999
327	Manhattan Associates, Inc.	31,323
325	Pegasystems, Inc.	37,989
174	RingCentral, Inc. - Class A*	50,507
251	ServiceNow, Inc.*	110,239
218	Shopify, Inc. - Class A*	223,232
472	Skyworks Solutions, Inc.	68,714
298	SolarEdge Technologies, Inc.*	52,180
277	Synopsys, Inc.*	55,184
600	Teradyne, Inc.	53,376
269	Ubiquiti, Inc.	49,846
307	VeriSign, Inc.*	64,986
194	Wix.com Ltd.	56,353
356	Zscaler, Inc.*	46,227
		1,779,286
	TOTAL COMMON STOCKS
	(Cost $2,778,834)	3,346,767
	SHORT-TERM INVESTMENTS — 0.3%
8,287	Invesco Government & Agency Portfolio Institutional Class, 0.07%#	8,287
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $8,287)	8,287
	TOTAL INVESTMENTS — 100.1%
	(Cost $2,787,121)	3,355,054
	Other Liabilities in Excess of Assets — (0.1)%	(2,023)
	TOTAL NET ASSETS — 100.0%	$3,353,031

*	Non-income producing security.
#	The rate is the annualized seven-day yield at period end.